Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt
Summary of types of borrowings both current and non-current

21 Debt (continued)

	2023			2024
	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm	Falling due within 1 year GBPm	Falling due in more than 1 year GBPm	Total GBPm
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	220	-	220	762	-	762
Term debt	606	2,940	3,546	-	3,551	3,551
Lease liabilities	57	84	141	38	65	103
Term debt in fair value hedging relationships	430	2,041	2,471	492	1,516	2,008
Term debt previously in fair value hedging relationships	-	119	119	120	-	120
Total	1,313	5,184	6,497	1,412	5,132	6,544

Summary of repayment years for borrowings

	2023				2024
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
Within 1 year	220	1,036	57	1,313	762	612	38	1,412
Within 1 to 2 years	-	620	19	639	-	619	13	632
Within 2 to 3 years	-	647	18	665	-	412	12	424
Within 3 to 4 years	-	432	17	449	-	658	12	670
Within 4 to 5 years	-	689	9	698	-	753	9	762
After 5 years	-	2,712	21	2,733	-	2,625	19	2,644
After 1 year	-	5,100	84	5,184	-	5,067	65	5,132
Total	220	6,136	141	6,497	762	5,679	103	6,544

Analysis of borrowings by currency

	2023				2024
	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm	Short-term bank loans, overdrafts and commercial paper GBPm	Term debt GBPm	Lease liabilities GBPm	Total GBPm
US dollar	188	2,234	37	2,459	446	2,246	21	2,713
Pound sterling	-	-	29	29	8	-	30	38
Euro	24	3,902	47	3,973	295	3,433	29	3,757
Other currencies	8	-	28	36	13	-	23	36
Total	220	6,136	141	6,497	762	5,679	103	6,544